Relief and Recovery Fund Payable (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)
Relief And Recovery Fund Payable
Amount received from fund			$ 300	$ 380
Repayment term			5 years	5 years
Interest expense	$ 41	$ 48